Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Offering costs
Offering costs
Expenses directly attributable to an equity offering are deferred and set off against the proceeds of the offering within paid-in
capital, unless the offering is aborted, in which case they are written-off
and charged to earnings.

Distinguishing Liabilities from Equity
Distinguishing Liabilities from Equity
The Company follows the provisions of ASC 480 “Distinguishing liabilities from equity” to determine the classification of certain freestanding financial instruments as either liabilities or equity. The Company in its assessment for the accounting of the warrants issued during the six-month
period ended June 30, 2022 (Note 7) has taken into consideration ASC 480 “Distinguishing liabilities from equity” and determined that the warrants should be classified as equity instead of liability. Upon exercise of the warrants, the holder is entitled to receive common shares. ASC 480 requires that a warrant which contains an obligation that may require the issuer to redeem the shares in cash, be classified as a liability and accounted for at fair value. No warrants are classified as liabilities.